Related party disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party disclosures
Short-term benefits	$ 3.5	$ 4.6
Share-based payments	7.9	5.9
Total	$ 11.4	$ 10.5